Borrowings (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2017	Dec. 31, 2016
At amortized cost:
Amortized cost gross	₪ 1,024,172	₪ 1,981,639
Less - current maturities (see note 9)	(780,861)	(1,128,769)
Amortized cost net	243,311	852,870
Loans from banks and financial institutions [Member]
At amortized cost:
Amortized cost gross		761,710
Notes issued by the Company [Member]
At amortized cost:
Amortized cost gross	538,668	498,637
Notes issued by PC [Member]
At amortized cost:
Amortized cost gross	₪ 485,504	₪ 721,292